UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09117
Morgan Stanley Real Estate Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036

(Address of principal executive offices)	(Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: November 30, 2011
Date of reporting period: February 28, 2011

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Real Estate Fund
Portfolio of Investments ▪ February 28, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (96.3%)
	Diversified (10.7%)
8,750	Coresite Realty Corp. (REIT)	$135,975
51,364	Cousins Properties, Inc. (REIT)	435,567
7,830	Digital Realty Trust, Inc. (REIT)	460,561
52,255	Forest City Enterprises, Inc. (Class A) (a)	987,619
25,226	Vornado Realty Trust (REIT)	2,354,342
9,690	Winthrop Realty Trust (REIT)	118,218

		4,492,282

	Health Care (11.1%)
13,458	Assisted Living Concepts, Inc. (Class A) (a)	483,815
3,350	Capital Senior Living Corp. (a)	28,107
45,966	HCP, Inc. (REIT)	1,746,708
27,915	Healthcare Realty Trust, Inc. (REIT)	650,420
14,110	Nationwide Health Properties, Inc. (REIT)	603,061
32,110	Senior Housing Properties Trust (REIT)	787,979
6,360	Ventas, Inc. (REIT)	352,471

		4,652,561

	Industrial (2.4%)
24,347	AMB Property Corp. (REIT)	885,744
21,740	DCT Industrial Trust, Inc. (REIT)	122,179

		1,007,923

	Industrial/Office (1.4%)
4,573	Liberty Property Trust (REIT)	154,430
6,653	PS Business Parks, Inc. (REIT)	419,405

		573,835

	Lodging/Resorts (10.5%)
15,990	Ashford Hospitality Trust, Inc. (REIT) (a)	164,857
151,702	Host Hotels & Resorts, Inc. (REIT)	2,791,317
24,226	Starwood Hotels & Resorts Worldwide, Inc.	1,480,208

		4,436,382

	Mortgage (1.3%)
7,030	CreXus Investment Corp. (REIT)	92,796
19,640	Starwood Property Trust, Inc. (REIT)	459,380

		552,176

	Office (9.9%)
4,475	BioMed Realty Trust, Inc. (REIT)	81,221
20,962	Boston Properties, Inc. (REIT)	2,010,675
47,073	Brookfield Properties Corp. (Canada)	825,190
1,575	CommonWealth (REIT)	45,218
10,030	Douglas Emmett, Inc. (REIT)	188,062
10,700	Hudson Pacific Properties, Inc. (REIT)	161,035
24,805	Mack-Cali Realty Corp. (REIT)	841,882

		4,153,283

	Residential Apartments (17.0%)
2,440	American Campus Communities, Inc. (REIT)	81,545
14,462	AvalonBay Communities, Inc. (REIT)	1,750,336
30	BRE Properties, Inc. (Class A) (REIT)	1,425
16,026	Camden Property Trust (REIT)	948,258
75,143	Equity Residential (REIT)	4,141,131
5,550	Post Properties, Inc. (REIT)	216,450

		7,139,145

	Residential Manufactured Home (1.7%)
12,641	Equity Lifestyle Properties, Inc. (REIT)	733,684

	Retail Regional Malls (16.8%)
84,810	General Growth Properties, Inc. (REIT) (a)	1,350,175
4,668	Macerich Co. (The) (REIT)	236,388
47,625	Simon Property Group, Inc. (REIT)	5,240,655
4,046	Taubman Centers, Inc. (REIT)	224,472

		7,051,690

Morgan Stanley Real Estate Fund
Portfolio of Investments ▪ February 28, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Retail Strip Centers (7.8%)
22,765	Acadia Realty Trust (REIT)	450,747
6,661	Federal Realty Investment Trust (REIT)	560,723
7,740	Kite Realty Group Trust (REIT)	43,654
43,016	Regency Centers Corp. (REIT)	1,946,474
25,448	Retail Opportunity Investments Corp. (REIT)	279,928

		3,281,526

	Self Storage (5.1%)
17,364	Public Storage (REIT)	1,949,109
5,087	Sovran Self Storage, Inc. (REIT)	197,376

		2,146,485

	Timber (0.6%)
5,890	Plum Creek Timber Co., Inc. (REIT)	247,144

	Total Common Stocks (Cost $21,816,174)	40,468,116

NUMBER OF
SHARES (000)
	Short-Term Investment (b) (3.3%)
	Investment Company
1,396	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $1,395,999)		1,395,999

	Total Investments (Cost $23,212,173) (c)	99.6%	41,864,115
	Other Assets in Excess of Liabilities	0.4	150,226

	Net Assets	100.0%	$42,014,341

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

(b)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Real Estate Fund
Notes to Portfolio of Investments ▪ February 28, 2011 (unaudited)
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund’s investments carried at fair value:

Morgan Stanley Real Estate Fund
Portfolio of Investments ▪ February 28, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT FEBRUARY 28, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks
Diversified	$4,492,282	$4,492,282	—	—
Health Care	4,652,561	4,652,561	—	—
Industrial	1,007,923	1,007,923	—	—
Industrial/Office	573,835	573,835	—	—
Lodging/Resorts	4,436,382	4,436,382	—	—
Mortgage	552,176	552,176	—	—
Office	4,153,283	4,153,283	—	—
Residential Apartments	7,139,145	7,139,145	—	—
Residential Manufactured Home	733,684	733,684	—	—
Retail Regional Malls	7,051,690	7,051,690	—	—
Retail Strip Centers	3,281,526	3,281,526	—	—
Self Storage	2,146,485	2,146,485	—	—
Timber	247,144	247,144	—	—

Total Common Stocks	40,468,116	40,468,116	—	—

Short-Term Investment — Investment Company	1,395,999	1,395,999	—	—

Total	$41,864,115	$41,864,115	—	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of February 28, 2011, the Fund did not have any investments transfer between valuation levels.
Valuation of Investments — (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its last sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including, circumstances under which Morgan Stanley Investment

Advisors Inc. (the “Investment Adviser”) a wholly owned subsidiary of Morgan Stanley determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.
The Fund invests a substantial portion of its assets in securities of real estate investment trusts (“REIT”). The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

Item 2.	Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Real Estate Fund
/s/ Sara Furber
Sara Furber
Principal Executive Officer
April 19, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Sara Furber
Sara Furber
Principal Executive Officer
April 19, 2011
/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2011